Earnings Per Share	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share ("EPS") is based upon the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is based upon the weighted average number of ordinary shares outstanding during the period, assuming the issuance of ordinary shares for all potentially dilutive ordinary shares outstanding.
The following table sets forth the computation of basic and diluted EPS:

	Three Months Ended September 30		Nine Months Ended September 30
	2026	2025	2026	2025
Numerator
Net income (loss) attributable to equity shareholders of the Company	$(271)	$248	$(2)	$686

Denominator
Basic weighted average ordinary shares outstanding	551	555	552	555
Effect of potentially dilutive shares from employee equity plans	—	4	—	2
Diluted weighted average ordinary shares outstanding	551	559	552	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$(0.49)	$0.45	$—	$1.24
Diluted	$(0.49)	$0.44	$—	$1.23
For the three and nine months ended September 30, 2026, 7 million potentially dilutive shares from employee equity plans were excluded from the calculation of diluted EPS as their inclusion would have been anti-dilutive.